Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Investment Company of America
Entity Central Index Key	0000051931
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
The Investment Company of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class A
Trading Symbol	AIVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.56% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class C
Trading Symbol	AICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.32% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class T
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class T
Trading Symbol	TICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-1
Trading Symbol	AICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-2
Trading Symbol	ICAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-3
Trading Symbol	FFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-A
Trading Symbol	CICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.59% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-C
Trading Symbol	CICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.36% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-E
Trading Symbol	CICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.84% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-T
Trading Symbol	TIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-1
Trading Symbol	CICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.45% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-2
Trading Symbol	FCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-3
Trading Symbol	FAOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.32% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-1
Trading Symbol	RICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.33% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-2
Trading Symbol	RICBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.36% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-2E
Trading Symbol	RIBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.06% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-3
Trading Symbol	RICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.91% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-4
Trading Symbol	RICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-5E
Trading Symbol	RICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-5
Trading Symbol	RICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-6
Trading Symbol	RICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 165,883,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.